DISCONTINUED OPERATIONS (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
DISCONTINUED OPERATIONS [Line Items]
Gain on disposal	$ 47,390,421
Wowo Group Limited [Member]
DISCONTINUED OPERATIONS [Line Items]
Gain on disposal	$ 47,390,421